Investments accounted for using the equity method - Summary of Reconciliation to Carrying Amount of Investment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019		Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Share of equity attributable to Sanofi	€ (68,681)	€ (59,056)	[1]	€ (63,106)	[1]
Goodwill	€ 48,056	€ 44,519	[2]	44,364	[2]
Regeneron
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
% interest	0.00%	21.00%
Share of equity attributable to Sanofi		€ 2,263
Goodwill		839
Fair value remeasurements of assets and liabilities at the acquisition date		811
Other items		(571)
Carrying amount of the investment in Regeneron	€ 0	€ 3,342		€ 0

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.